Additional disclosure items G.3.1. Litigation and legal risks (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Legal proceedings provision	$ 25	$ 36
Joint ventures
Disclosure of contingent liabilities [line items]
Legal proceedings provision	1	1
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	239	246
Legal proceedings contingent liability | Joint ventures
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 13	$ 13